Common Stock Warrants Outstanding (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity Classified Warrants [Abstract]
Summary of Equity-Classified Common Stock Warrant Activity, for Warrants Other than Underlying Unexercised Overallotment Option Warrants

A summary of equity-classified common stock warrant activity for the nine months ended September 30, 2018 is as follows:

			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual
	Shares	Price Per Share	Term in Years
Outstanding at December 31, 2017	288,196	$78.86	4.0
Issued	4,406,731	$3.95
Exercised	—	—
Expired	—	—
Outstanding at September 30, 2018	4,814,927	$5.44	4.7

A summary of equity-classified common stock warrant activity, for warrants other than those underlying unexercised overallotment option warrants, during 2016 and 2017 is as follows:

			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual
	Shares	Price Per Share	Term in Years
Outstanding at December 31, 2015	26,140	$335.40	3.8

Issued	363,021	$42.00
Exercised	—	—
Expired	(1,696)	$900.00

Outstanding at December 31, 2016	387,465	$57.90	4.6

Issued	128,029	$60.60
Exercised	(227,228)	$33.00
Expired	—	—

Outstanding at December 31, 2017	288,266	$78.90	4.0

Schedule of Equity-Classified Common Stock Warrants, Outstanding

Further information about equity-classified common stock warrants outstanding at December 31, 2017 is as follows:

Weighted Average Exercise Price		Total Shares Outstanding	Weighted Average Contractual Life (in years)
$25.50		8,208	4.9
$33.00		97,009	3.8
$45.00		47,821	4.6
$75.00		72,000	4.7
$117.00		38,784	3.3
$140.40		19,371	2.1
$891.60		5,071	1.7

	288,264